Income Tax Expense - Schedule of Income Tax Expense (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Oct. 31, 2023	Oct. 31, 2024	Apr. 30, 2023	Apr. 30, 2022
Hong Kong Profits Tax
- Current tax	$ 1,393	$ 717	$ 4,630	$ 3,207
- Under(over) provision in prior years	704		(5)	(36)
Withholding tax charge for the year/period		68
Deferred tax credit	(106)		(140)	(141)
Total	$ 1,991	$ 785	$ 4,485	$ 3,030